Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	123,731,729	100,039,519
Common stock, shares outstanding	123,731,729	100,039,519
Class F Shares
Common stock, par value	$ 0.05	$ 0.05
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	1,499,800	1,499,700
Common stock, shares outstanding	1,499,800	1,499,700